Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,639)	$ (10,428)	$ (32,304)	$ (29,920)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		338	1,058	1,256
Interest (income) expenses	54	(57)	2	(31)
Net gain on sale of long-term assets	(610)
Net changes in operating leases		(63)	(321)	46
Interest expenses on leases				(2)
Exchange losses (gain) on cash and cash equivalents and restricted cash	(17)	(1)	47	(15)
Changes in accrued liability for employee rights upon retirement	10	42	(22)	11
Share-based compensation	87	1,048	2,555	1,968
Changes in operating assets and liabilities:
Decrease (increase) in other current assets and long-term prepaid expenses	553	(329)	809	(219)
Decrease in trade receivables				129
Increase (decrease) in accounts payable:
Trade	128	1,857	(3,523)	2,371
Other (including other non-current liability)	746	(592)	763	193
Decrease in deferred revenue		(112)	(658)	(771)
Net cash used in operating activities	(1,688)	(8,297)	(31,594)	(24,984)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(440)	(812)	(1,465)
Proceeds from the sale of long-term assets	7,100
Investment in short-term bank deposits			(3,000)	(51,109)
Maturity of short-term bank deposits	3,000		31,108	37,085
Net cash (used in) provided by investing activities	10,100	(440)	27,296	(15,489)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants			22	33,155
Issuance costs				(2,202)
Proceeds from issuance of ordinary shares subject to possible redemption				1,598
Proceeds from exercised warrants				16,662
Finance lease payments				(104)
Net cash provided by (used in) financing activities			22	49,109
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	8,412	(8,737)	(4,276)	8,636
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	18,025	22,348	22,348	13,697
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	17	1	(47)	15
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	26,454	13,612	18,025	22,348
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Non cash activity - Purchase of property and equipment in payables				6
Right of use assets obtained in exchange for new operating lease liabilities				240
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	26,094	13,252	17,665	21,986
Restricted bank deposits	360		360
Restricted bank deposits included in non-current assets		360		362
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	26,454	13,612	18,025	22,348
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Reclassification of ordinary shares subject to possible redemption into ordinary shares		1,598
Interest received	$ 73	$ 6	225	141
Interest paid				$ (2)